Incentive Units (Tables)	12 Months Ended
Dec. 31, 2015
Compensation Related Costs [Abstract]
Fair Value of Incentive Units Estimated

The fair value of the incentive units was estimated using a Monte Carlo simulation valuation model with the following assumptions:

	Exchanged Incentive Units	Subsequent Incentive Units
Valuation date	12/31/2015	12/31/2015
Dividend yield	0%	0%
Expected volatility	51.30%	51.30%
Risk-free rate	0.82%	0.82%
Expected life (years)	1.42	1.42